RECLAMATION AND ENVIRONMENTAL OBLIGATION (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2026	Jun. 30, 2025	Dec. 31, 2025	Nov. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
RECLAMATION AND ENVIRONMENTAL OBLIGATION
Restricted cash		$ 140,960			$ 0
Refunds received	$ 19,510
Carrying amount of reclamation and environmental obligation		0
Oregon Energy LLC
RECLAMATION AND ENVIRONMENTAL OBLIGATION
Restricted cash			$ 140,960	$ 140,960		$ 160,470
Deposits made		$ 160,470
Refunds received			19,510
Carrying amount of reclamation and environmental obligation			$ 2,000			$ 2,000	$ 16,628